STATEMENT OF CASH FLOWS (Unaudited) - USD ($)		4 Months Ended	9 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ (17,328)	$ (1,200)	$ 358,729
Changes in state franchise tax accrual	241	450	149,550
Changes in prepaid assets			(1,350,591)
Changes in accrued expenses, formation and offering costs	17,022	750	1,265,912
Issuance costs related to warrant liabilities			378,413
Changes in fair value warrants derivative liabilities			(3,057,250)
Net cash used in operating activities	(65)	0	(2,255,237)
Cash flows from investing activities:
Cash deposited in Trust Account			(345,000,000)
Interest reinvested in the Trust Account			(23,450)
Net cash used in investing activities			(345,023,450)
Cash flows from financing activities:
Proceeds from sale of Units in Public Offering			345,000,000
Proceeds from sale of Private Placement Warrants to Sponsor			8,900,000
Proceeds from sale of Class F Common Stock to Sponsor	25,000	0	25,000
Proceeds from notes and advances payable — related party	300,000	0	1,975,000
Repayment of notes and advances payable — related party			(625,000)
Payment of underwriter's discounts and commissions			(6,900,000)
Payment of accrued offering costs			(430,785)
Net cash provided by financing activities	325,000	0	347,944,215
Increase in cash	324,935	0	665,528
Cash at beginning of period	0	0	0
Cash at end of period	324,935	0	665,528
Supplemental disclosure of non-cash financing activities:
Deferred offering cots	$ 89,889	$ 0	12,075,000
Supplemental disclosure of income and franchise taxes paid:
Cash paid for income and state franchise taxes			$ 450